Balances and Transactions with Related Parties - Additional Information (Detail) $ in Thousands, R$ in Millions			12 Months Ended
	Dec. 14, 2018 BRL (R$)	Sep. 26, 2018 BRL (R$)	Dec. 31, 2019 CLF ( ) director item	Dec. 31, 2019 USD ($) director item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 18, 2018	Oct. 05, 2018
Disclosure Of Transactions Between Related Parties [Line Items]
short-term loans						$ 224,075
Number of members in Board of Directors | director			7	7
Term of service for each director			3 years	3 years
Current accounts payable to related parties				$ 494,511	$ 2,996,668
Compensation for managers				2,513	2,607	4,165
Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers				144	$ 150	$ 118
Monthly Fee [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers |			72.00
Per Diem For Each Meeting [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers |			26.40
Enel Americas [Member] | IFRS Board Of Directors [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts receivable from related parties				0
Current accounts payable to related parties				$ 0
Enel Americas [Member] | Monthly Fee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers |			216
Enel Americas [Member] | Per Diem For Each Meeting [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers |			79.2
Number of maximum meeting sessions for which compensation derived | item			16	16
Enel Brasil [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Debt Securities In Credit Agreements | R$		R$ 9,400.0
Enel Brasil [Member] | Fixed interest rate [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Borrowings Interest Rate								7.676%
Enel Distribución Ceará [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Debt Securities In Credit Agreements | R$	R$ 300.0
Enel Distribución Ceará [Member] | Fixed interest rate [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Borrowings Interest Rate							8.00%
Enel Distribución Sao Paulo [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Debt Securities In Credit Agreements | R$	R$ 420.0
Enel Distribución Sao Paulo [Member] | Fixed interest rate [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Borrowings Interest Rate							8.00%